Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2022	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2021
5 8	Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2022
Up to the date of issue of these financial statements,

the IASB has issued a number of new or amended standards
,
 which are not yet effective for the year ended December 31, 2022 and which have not been adopted in these financial statements.
These developments include the following which may be relevant to the Group.

Effective for accounting periods beginning on or after
IFRS 17, Insurance contracts	January 1, 2023

Amendments to IAS 1, Presentation of financial statements and IFRS Practice Statement 2, Making materiality judgements: Disclosure of accounting policies	January 1, 2023

Amendments to IAS 8, Accounting policies, changes in accounting estimates and errors: Definition of accounting estimates	January 1, 2023

Amendments to IAS 12, Income taxes : Deferred tax related to assets and liabilities arising from a single transaction	January 1, 2023

Amendments to IAS 1, Presentation of financial statements: Classification of liabilities as current or non-current	January 1, 2024

Amendments to IAS 1, Presentation of financial statements: Non-current liabilities with covenants	January 1, 2024

Amendments to IFRS 16, Leases: Lease liability in a sale and leaseback	January 1, 2024
The Group is in the process of making an assessment of what the impact of these developments is expected to be in the period of initial application.
So far it has concluded that except for the adoption of “Amendments to IAS 1,
Presentation of financial statements: Classification of liabilities as current or non-current
”, the adoption of the developments above is unlikely to have a significant impact on the consolidated financial statements.
As at December 31, 2022, if the “Amendments to IAS 1
, Presentation of financial statements: Classification of liabilities as current or non-current
” is adopted by the Group, the convertible bonds recorded in non-current
liabilities amounted to RMB5,240 million would be reclassified to current liabilities.